CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, issued shares	31,097,844	30,592,423
Common stock, outstanding shares	31,097,844	30,592,423
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	507,147	716,313